EARNINGS PER SHARE (Details) (USD $)	3 Months Ended								12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
EARNINGS PER SHARE
Net income	$ (579,015)	$ 3,608,171	$ 3,652,174	$ 3,127,729	$ 2,672,355	$ 2,746,249	$ 1,369,007	$ 3,042,076	$ 9,809,059	$ 9,829,688	$ 8,064,777
Add (less): Benefit from repurchase of preferred stock, net									22,604	363,699
Add (less): Preferred dividends declared									(1,234,529)	(1,626,900)	(1,626,900)
Add (less): Accretion of discount on preferred stock									(307,647)	(420,829)	(439,116)
Income available to common shares	$ (941,895)	$ 3,262,705	$ 3,246,407	$ 2,722,270	$ 2,541,903	$ 2,228,000	$ 851,149	$ 2,524,606	$ 8,289,487	$ 8,145,658	$ 5,998,761
Weighted average common shares outstanding - basic (in shares)	10,922,253	10,914,913	10,916,522	10,815,633	10,742,660	10,709,072	10,659,123	10,605,620	10,892,136	10,679,091	10,543,316
Effect of dilutive securities:
Treasury stock held in equity trust - unvested shares (in shares)									192,851	271,779	301,544
Equivalent shares - employee stock options and awards (in shares)									47,954	42,992	41,259
Equivalent shares - common stock warrant (in shares)											101,486
Weighted average common shares outstanding - diluted (in shares)	11,124,759	11,147,049	11,136,801	11,066,355	11,019,007	11,121,025	11,132,612	11,004,706	11,132,941	10,993,862	10,987,605
Earnings per share:
Basic (in dollars per share)	$ (0.09)	$ 0.30	$ 0.30	$ 0.25	$ 0.24	$ 0.21	$ 0.08	$ 0.24	$ 0.76	$ 0.76	$ 0.57
Diluted (in dollars per share)	$ (0.08)	$ 0.29	$ 0.29	$ 0.25	$ 0.23	$ 0.20	$ 0.08	$ 0.23	$ 0.74	$ 0.74	$ 0.55
Additional disclosures
Anti-dilutive options to purchase common shares excluded from the computations of diluted earnings per share									450,758	579,891	666,790